Description of Organization and Business Operations (Details)				3 Months Ended	6 Months Ended
	Jan. 08, 2021 USD ($) $ / shares shares	Oct. 08, 2020 item	Oct. 08, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering					$ 402,500,000
Transaction Costs					402,500,000
Deferred underwriting commissions				$ 450,000	$ 14,087,500
Deferred underwriting commissions	$ 14,100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account				80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%
Threshold percentage of public shares subject to redemption without companys prior written consent				15.00%	15.00%
Threshold Business Days For Redemption Of Public Shares				10 days	10 days
Minimum net tangible assets upon consummation of business combination				$ 5,000,001
Cash held outside the Trust Account				45,156	$ 1,629,512
Condition for future business combination number of businesses minimum		1	1
Cash				45,000	1,600,000
Working capital				429,000	48,000
Investment income earned in the Trust Account				2,000	141,000
Maximum borrowing capacity of related party promissory note				25,000	25,000
Outstanding balance of related party note				$ 150,000	$ 150,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Redemption period upon closure				24 months	24 months
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Other offering costs	$ 22,900,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	40,250,000
Purchase price, per unit | $ / shares	$ 10.00					$ 10.00
Proceeds from issuance initial public offering	$ 402,500,000
Net proceeds initial public offering | $ / shares					$ 10.00
Other offering costs	22,900,000
Deferred underwriting commissions	14,100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%
Minimum net tangible assets upon consummation of business combination					$ 5,000,001
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering	$ 402,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					6,553,454
Price of warrant | $ / shares					$ 2.00
Proceeds from sale of Private Placement Warrants					$ 13,100,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				6,553,454	6,553,454
Price of warrant | $ / shares				$ 2.00	$ 2.00
Proceeds from sale of Private Placement Warrants				$ 13,100,000	$ 13,100,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	5,250,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 402,500,000